Transactions with Related Parties - Additional Information (Detail) - USD ($)				6 Months Ended	10 Months Ended		12 Months Ended
	Jul. 14, 2023	Jul. 07, 2023	Jul. 07, 2022	Dec. 31, 2023	Oct. 18, 2022	Dec. 31, 2021	Jul. 14, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Financial component accounting on asset acquisition								$ 3,000,000
Management fee expense					$ 189,640	$ 94,160
Gain (loss) on disposition of property plant equipment					(9,268,610)
Afrapearl II [Member]
Related Party Transaction [Line Items]
Related party liability				$ 38,069,321				38,069,321	$ 0
Consideration paid	$ 4,300,000
Consideration payable	$ 38,700,000							38,700,000
Accrued dividend				162,500				162,500
Payments to acquire productive assets		$ 43,000,000
Initial percentage of consideration paid	10.00%
Interest receivable				1,363,360				1,363,360
Interest payable				843,461				$ 843,461
Discription of remining consideration payable							the difference between the Remaining Purchase Price and the amount of $38,700,000
European Institute Of Regional Investments Inc [Member]
Related Party Transaction [Line Items]
Related party receivable									$ 146,708
Imperial Petroleum Inc [Member]
Related Party Transaction [Line Items]
Fair value of asset acquired		40,000,000
Remaining purchase price		$ 35,700,000
Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Commission as a percentage of sale price of vessels								1.00%
Management Fee [Member]
Related Party Transaction [Line Items]
Related party fee					440			$ 440
Eco Angelbay [Member]
Related Party Transaction [Line Items]
Proceeds from sale of property plant and equipment			$ 18,500,000
Eco Bushfire [Member]
Related Party Transaction [Line Items]
Proceeds from sale of property plant and equipment			20,500,000
Gain (loss) on disposition of property plant equipment			$ 9,268,610
Related Party [Member]
Related Party Transaction [Line Items]
Brokerage commission								1.25%
Related party liability				38,531,016				$ 38,531,016
Related Party [Member] | Interest Expense [Member]
Related Party Transaction [Line Items]
Related party fee				1,363,360			$ 0
Related Party [Member] | Manager [Member]
Related Party Transaction [Line Items]
Related party liability				$ 461,695				461,695
Crew Management Fees [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Related party fee					$ 1,500			$ 2,500